Disposal of assets and other transactions (Tables)	6 Months Ended
Jun. 30, 2025
Disposal Of Assets And Other Transactions
Schedule of the major classes of assets and related liabilities classified as held for sale

		06.30.2025	12.31.2024
	E&P	Total	Total
Assets classified as held for sale
Property, plant and equipment	521	521	510
Total	521	521	510
Liabilities on assets classified as held for sale
Provision for decommissioning costs	722	722	713
Total	722	722	713

Schedule of contingent asset from disposal investments

Transaction	Closing date	Contingent assets at the closing date	Assets recognized in 2025	Assets recognized in previous periods	Balance of contingent assets as of June 30, 2025

Surplus volume of the Transfer of Rights Agreement
Sepia and Atapu (1)	April 2022	5,263	52	1,272	3,939
Sales in previous years
Riacho da Forquilha cluster	December 2019	62	−	58	4
Pampo and Enchova cluster	July 2020	650	36	303	311
Baúna field	November 2020	285	8	253	24
Cricare cluster	December 2021	118	−	106	12
Peroá cluster	August 2022	43	−	10	33
Papa-Terra field	December 2022	90	18	32	40
Albacora Leste field	January 2023	250	−	225	25
Norte Capixaba cluster	April 2023	66	−	33	33
Golfinho and Camarupim clusters	August 2023	60	−	20	40
Total		6,887	114	2,312	4,461
(1) The amount recorded in other income and expenses, net is adjusted to present value (see note 6).